Employee benefit plans - Sensitivity analysis (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Sensitivity analysis
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Discount rate
Sensitivity analysis
Increase (decrease) in pension liability due to increase in assumption	€ (91,605)
Increase (decrease) in pension liability due to decrease in assumption	106,665
Rate of compensation increase
Sensitivity analysis
Increase (decrease) in pension liability due to increase in assumption	16,509
Increase (decrease) in pension liability due to decrease in assumption	(16,254)
Rate of pension increase
Sensitivity analysis
Increase (decrease) in pension liability due to increase in assumption	47,915
Increase (decrease) in pension liability due to decrease in assumption	€ (43,190)